UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 3.6%
Boeing Co. (The)(1)	17,785	$5,831,346
Northrop Grumman Corp.(1)	12,027	4,198,866
Textron, Inc.(1)	11,648	686,882
United Technologies Corp.(1)	27,757	3,492,386

		$14,209,480

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	5,324	$498,912

		$498,912

Airlines — 0.5%
Southwest Airlines Co.(1)	36,616	$2,097,365

		$2,097,365

Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The)	3,713	$98,692
Lear Corp.(1)	7,250	1,349,152

		$1,447,844

Banks — 6.8%
Bank of America Corp.(1)	96,896	$2,905,911
Citigroup, Inc.(1)	56,054	3,783,645
Fifth Third Bancorp(1)	57,446	1,823,911
JPMorgan Chase & Co.(1)	85,013	9,348,880
KeyCorp(1)	85,122	1,664,135
M&T Bank Corp.(1)	4,618	851,374
PNC Financial Services Group, Inc. (The)(1)	13,046	1,973,077
SunTrust Banks, Inc.	5,538	376,806
Wells Fargo & Co.(1)	86,859	4,552,280

		$27,280,019

Beverages — 2.4%
Coca-Cola Co. (The)(1)	122,893	$5,337,243
PepsiCo, Inc.(1)	38,171	4,166,365

		$9,503,608

Biotechnology — 3.0%
AbbVie, Inc.(1)	19,355	$1,831,951
Alexion Pharmaceuticals, Inc.(2)	3,580	399,027
Amgen, Inc.(1)	18,988	3,237,074
Celgene Corp.(1)(2)	37,323	3,329,585
Gilead Sciences, Inc.(1)	38,604	2,910,355
Vertex Pharmaceuticals, Inc.(2)	1,850	301,513

		$12,009,505

Security	Shares	Value
Capital Markets — 2.2%
Invesco, Ltd.(1)	38,480	$1,231,745
Lazard, Ltd., Class A(1)	9,511	499,898
Legg Mason, Inc.	3,441	139,877
S&P Global, Inc.(1)	21,350	4,079,131
State Street Corp.(1)	27,413	2,733,898

		$8,684,549

Chemicals — 2.3%
AdvanSix, Inc.(2)	1,530	$53,213
DowDuPont, Inc.(1)	80,552	5,131,968
Eastman Chemical Co.	3,608	380,933
Ingevity Corp.(2)	2,787	205,374
Sherwin-Williams Co. (The)(1)	8,618	3,379,290

		$9,150,778

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	4,649	$391,074

		$391,074

Communications Equipment — 1.1%
Cisco Systems, Inc.(1)	98,957	$4,244,266

		$4,244,266

Consumer Finance — 1.3%
American Express Co.(1)	23,394	$2,182,193
Discover Financial Services(1)	40,754	2,931,435

		$5,113,628

Containers & Packaging — 0.7%
Avery Dennison Corp.(1)	15,307	$1,626,369
WestRock Co.(1)	16,727	1,073,371

		$2,699,740

Distributors — 0.6%
Genuine Parts Co.(1)	27,494	$2,470,061

		$2,470,061

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)(2)	24,462	$4,879,680

		$4,879,680

Diversified Telecommunication Services — 1.7%
AT&T, Inc.(1)	122,161	$4,355,040
CenturyLink, Inc.	19,521	320,730
Verizon Communications, Inc.(1)	43,975	2,102,884

		$6,778,654

Electric Utilities — 1.1%
Duke Energy Corp.(1)	23,843	$1,847,117
Edison International(1)	20,090	1,278,930
Exelon Corp.	5,174	201,838
Pinnacle West Capital Corp.	7,168	572,006
Xcel Energy, Inc.(1)	12,009	546,169

		$4,446,060

Security	Shares	Value
Electrical Equipment — 0.5%
Emerson Electric Co.(1)	32,303	$2,206,295

		$2,206,295

Energy Equipment & Services — 1.0%
Halliburton Co.(1)	30,502	$1,431,764
Schlumberger, Ltd.(1)	39,317	2,546,955

		$3,978,719

Equity Real Estate Investment Trusts (REITs) — 1.8%
Apartment Investment & Management Co., Class A	12,428	$506,441
AvalonBay Communities, Inc.(1)	11,002	1,809,389
Equity Residential(1)	14,774	910,374
Host Hotels & Resorts, Inc.(1)	58,590	1,092,117
Kimco Realty Corp.(1)	78,276	1,127,174
ProLogis, Inc.(1)	22,296	1,404,425
Realty Income Corp.	4,920	254,512

		$7,104,432

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	802	$151,121
CVS Health Corp.(1)	47,515	2,955,908
Kroger Co. (The)	10,531	252,112
Walmart, Inc.	1,859	165,395

		$3,524,536

Food Products — 1.4%
Kellogg Co.(1)	14,423	$937,639
Kraft Heinz Co. (The)(1)	8,326	518,627
Mondelez International, Inc., Class A(1)	46,954	1,959,390
Tyson Foods, Inc., Class A(1)	28,696	2,100,260

		$5,515,916

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories(1)	78,922	$4,729,006
Baxter International, Inc.(1)	37,878	2,463,585
Stryker Corp.(1)	23,912	3,847,919
Zimmer Biomet Holdings, Inc.	3,848	419,586

		$11,460,096

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	2,394	$206,387
Centene Corp.(1)(2)	7,212	770,747
Envision Healthcare Corp.(2)	19,559	751,652
UnitedHealth Group, Inc.(1)	29,540	6,321,560

		$8,050,346

Hotels, Restaurants & Leisure — 1.8%
Marriott International, Inc., Class A(1)	12,488	$1,698,118
Marriott Vacations Worldwide Corp.	2,064	274,925
McDonald’s Corp.(1)	25,653	4,011,616
Wyndham Worldwide Corp.(1)	11,235	1,285,621

		$7,270,280

Security	Shares	Value
Household Durables — 0.8%
Leggett & Platt, Inc.(1)	11,383	$504,950
Lennar Corp., Class A(1)	18,642	1,098,759
Lennar Corp., Class B	372	17,741
Newell Brands, Inc.(1)	61,788	1,574,358

		$3,195,808

Household Products — 1.2%
Clorox Co. (The)(1)	6,843	$910,872
Kimberly-Clark Corp.(1)	19,850	2,186,080
Procter & Gamble Co. (The)(1)	21,335	1,691,439

		$4,788,391

Industrial Conglomerates — 2.4%
3M Co.(1)	21,663	$4,755,462
Honeywell International, Inc.(1)	32,197	4,652,788

		$9,408,250

Insurance — 4.0%
Allstate Corp. (The)(1)	36,105	$3,422,754
Chubb, Ltd.	2,741	374,886
Cincinnati Financial Corp.(1)	18,908	1,404,108
Lincoln National Corp.(1)	39,818	2,909,103
Marsh & McLennan Cos., Inc.(1)	44,342	3,662,206
MetLife, Inc.	6,849	314,301
Principal Financial Group, Inc.(1)	29,001	1,766,451
Prudential Financial, Inc.(1)	14,482	1,499,611
Travelers Cos., Inc. (The)(1)	3,902	541,832

		$15,895,252

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)(2)	5,154	$7,459,590
Booking Holdings, Inc.(1)(2)	1,797	3,738,461
Netflix, Inc.(1)(2)	4,333	1,279,752
Shutterfly, Inc.(1)(2)	19,125	1,553,906

		$14,031,709

Internet Software & Services — 6.2%
Alphabet, Inc., Class A(1)(2)	7,724	$8,010,870
Alphabet, Inc., Class C(1)(2)	7,534	7,773,506
Facebook, Inc., Class A(1)(2)	35,046	5,600,000
VeriSign, Inc.(1)(2)	27,256	3,231,471

		$24,615,847

IT Services — 3.4%
Fidelity National Information Services, Inc.(1)	26,132	$2,516,512
International Business Machines Corp.(1)	22,338	3,427,319
Mastercard, Inc., Class A(1)	33,952	5,947,032
Visa, Inc., Class A(1)	13,804	1,651,235

		$13,542,098

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.(1)	20,985	$4,332,563

		$4,332,563

Security	Shares	Value
Machinery — 0.8%
Caterpillar, Inc.	2,706	$398,810
Dover Corp.(1)	6,336	622,322
Snap-on, Inc.(1)	6,380	941,305
Stanley Black & Decker, Inc.(1)	8,690	1,331,308

		$3,293,745

Media — 3.0%
Comcast Corp., Class A(1)	153,659	$5,250,528
Time Warner, Inc.(1)	15,261	1,443,385
Walt Disney Co. (The)(1)	54,115	5,435,311

		$12,129,224

Metals & Mining — 0.4%
Nucor Corp.(1)	25,287	$1,544,783

		$1,544,783

Multi-Utilities — 1.9%
Centerpoint Energy, Inc.	14,223	$389,710
CMS Energy Corp.(1)	65,445	2,964,004
Dominion Energy, Inc.	1,997	134,658
DTE Energy Co.(1)	10,342	1,079,705
NiSource, Inc.(1)	49,999	1,195,476
Public Service Enterprise Group, Inc.(1)	34,219	1,719,163
SCANA Corp.	5,297	198,902

		$7,681,618

Multiline Retail — 0.7%
Kohl’s Corp.(1)	22,868	$1,498,082
Macy’s, Inc.(1)	48,228	1,434,301

		$2,932,383

Oil, Gas & Consumable Fuels — 4.8%
Andeavor(1)	19,643	$1,975,300
Chevron Corp.(1)	51,120	5,829,725
EOG Resources, Inc.(1)	25,247	2,657,752
Exxon Mobil Corp.(1)	51,594	3,849,428
Newfield Exploration Co.(1)(2)	40,729	994,602
Phillips 66(1)	24,334	2,334,117
Williams Cos., Inc. (The)(1)	58,161	1,445,883

		$19,086,807

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A(1)	3,326	$497,969

		$497,969

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.(1)	70,886	$4,483,540
Johnson & Johnson(1)	51,433	6,591,139
Merck & Co., Inc.(1)	77,558	4,224,584
Pfizer, Inc.(1)	90,780	3,221,782

		$18,521,045

Security	Shares	Value
Professional Services — 0.2%
ManpowerGroup, Inc.	1,193	$137,315
Robert Half International, Inc.(1)	13,943	807,160

		$944,475

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	8,158	$385,221

		$385,221

Road & Rail — 1.3%
J.B. Hunt Transport Services, Inc.	3,521	$412,485
Kansas City Southern(1)	11,539	1,267,559
Norfolk Southern Corp.(1)	25,424	3,452,071

		$5,132,115

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.(1)	16,160	$1,472,661
Applied Materials, Inc.(1)	15,313	851,556
Broadcom, Ltd.(1)	8,718	2,054,397
Intel Corp.(1)	49,395	2,572,491
NVIDIA Corp.(1)	23,097	5,349,034
QUALCOMM, Inc.(1)	53,656	2,973,079
Teradyne, Inc.(1)	32,470	1,484,204

		$16,757,422

Software — 5.3%
Microsoft Corp.(1)	169,068	$15,430,836
Oracle Corp.(1)	93,841	4,293,226
salesforce.com, inc.(2)	4,298	499,857
Symantec Corp.	32,387	837,204

		$21,061,123

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	3,365	$398,921
Home Depot, Inc. (The)(1)	35,644	6,353,186
Tiffany & Co.(1)	14,641	1,429,840

		$8,181,947

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.(1)	107,029	$17,957,326

		$17,957,326

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B(1)	30,243	$2,009,345
Tapestry, Inc.	6,923	364,219

		$2,373,564

Tobacco — 1.3%
Altria Group, Inc.	3,090	$192,569
Philip Morris International, Inc.(1)	48,980	4,868,612

		$5,061,181

Trading Companies & Distributors — 0.1%
Fastenal Co.(1)	10,080	$550,267

		$550,267

Value
Total Common Stocks — 99.9% (identified cost $130,109,008)	$398,917,976

Total Written Call Options — (0.3)% (premiums received $2,702,021)	$(1,309,800)

Other Assets, Less Liabilities — 0.4%	$1,433,714

Net Assets — 100.0%	$399,041,890

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	120	$31,690,440	$2,775	4/4/18	$(2,100)
S&P 500 Index	120	31,690,440	2,795	4/6/18	(3,300)
S&P 500 Index	120	31,690,440	2,775	4/11/18	(17,700)
S&P 500 Index	120	31,690,440	2,790	4/13/18	(18,300)
S&P 500 Index	120	31,690,440	2,765	4/16/18	(41,400)
S&P 500 Index	120	31,690,440	2,760	4/18/18	(61,800)
S&P 500 Index	120	31,690,440	2,710	4/20/18	(196,200)
S&P 500 Index	120	31,690,440	2,685	4/23/18	(309,600)
S&P 500 Index	120	31,690,440	2,700	4/25/18	(261,000)
S&P 500 Index	120	31,690,440	2,675	4/27/18	(398,400)

Total					$(1,309,800)

At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,309,800.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$398,917,976 *	$—	$—	$398,917,976
Total Investments	$398,917,976	$—	$—	$398,917,976

Liability Description
Written Call Options	$(1,309,800)	$—	$—	$(1,309,800)
Total	$(1,309,800)	$—	$—	$(1,309,800)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018